Inventories - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Cost of inventories relating to continuing operations recognised as expense	£ 129	£ 155	£ 166
Inventory provisions charged in income statement	7	19	16
Impairment charges against the inventory returns asset	£ 0	£ 0	£ 0